Share Capital and Share Premium - Schedule of Group's Share Capital (Parentheticals) (Details) - Number of shares [Member] - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Group
Authorized Common shares	$ 0.0001
Issue and fully paid common shares	$ 0.0001	$ 0.0001	$ 0.0001